Equity Method Investment (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Equity method investment, outstanding common shares, percent	5.00%
Equity investment in OS	$ 3,700	$ 3,653	$ 0	$ 0
Conversion period	36 months
Warrants | OS
Schedule of Equity Method Investments [Line Items]
Warrants issued (in shares)	524,715